Derivative and Hedging Instruments - Summary of Effects of Net Investment Hedging Relationships (Detail) - Hedges of net investment in foreign operations [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	$ 108	$ 359
Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	(53)	80
Non-functional currency denominated debt [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	$ 161	$ 279